Other Receivables and Other Current Assets (Tables)	6 Months Ended
Apr. 30, 2023
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets	Other receivables and other current assets comprised of the following:
	April 30,	October 31,
	2023	2022
Deposits put down on the car	876,231	935,573
Excess input VAT credits	39,702	48,589
Prepaid expense	601,960	-
Cash advance to employee	82,838	55,600
Total	1,600,731	1,039,762